Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)		$ 0.01
Preferred stock, shares authorized (in shares)		100,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	11,575,766	8,851,759	366,654
Common stock, shares outstanding (in shares)	11,575,766	8,851,759	366,654